Summary of sensitivity analysis of actuarial assumptions used in computation of defined benefit obligation (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Impact on discount rate or salary due to increase in actuarial assumptions	₨ 1,032	₨ 920
Impact on discount rate or salary due to decrease in actuarial assumptions	(1,069)	(952)
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Impact on discount rate or salary due to increase in actuarial assumptions	(1,083)	(1,018)
Impact on discount rate or salary due to decrease in actuarial assumptions	₨ 1,059	₨ 1,105